Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 534,339	$ 321,138	$ 215,131
Weighted average number of shares, basic net earnings	45,710	44,480	44,375
Employee stock options, Per Share amount	1,208	229
Weighted average number of shares, diluted net earnings	46,918	44,709	44,592
Basic net earnings per share (in usd per share)	$ 11.69	$ 7.22	$ 4.85
Earnings Per Share, Dilution Effect, Employee Stock Option	(0.30)	(0.04)
Diluted net earnings per share (in usd per share)	$ 11.39	$ 7.18	$ 4.82